Investment Objectives and Goals - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	Dec. 31, 2025
Loomis Sayles Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide income with a
Objective, Secondary [Text Block]	secondary objective of capital appreciation.
Loomis Sayles Investment Grade Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Investment Grade Fixed Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.